Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	MASSMUTUAL PREMIER FUNDS
Central Index Key	0000927972
Amendment Flag	false
Document Creation Date	Jul 16, 2012
Document Effective Date	Jul 16, 2012
Prospectus Date	Mar 1, 2012

MASSMUTUAL PREMIER FUNDS

Supplement dated July 16, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies on pages 96-97 for the Strategic Emerging Markets Fund is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk is hereby deleted on page 98 for the Strategic Emerging Markets Fund: Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	mm_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated July 16, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies on pages 96-97 for the Strategic Emerging Markets Fund is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk is hereby deleted on page 98 for the Strategic Emerging Markets Fund: Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Strategic Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mm_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated July 16, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies on pages 96-97 for the Strategic Emerging Markets Fund is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk is hereby deleted on page 98 for the Strategic Emerging Markets Fund: Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 16, 2012